CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Perfect Mobile Corp. (Taiwan)	Perfect Corp. (France)	Additional paid-in capital	Other	Accumulated deficit	Exchange differences arising on translation of foreign operations	Credit risks changes in financial instrument-Preferred shares	Treasury shares	Capital stock
Beginning balance at Dec. 31, 2021	$ (190,442)			$ 308	$ 2,563	$ (224,097)	$ 690	$ (58)	$ 0	$ 30,152
Net income (loss)	(161,744)					(161,744)
Other comprehensive income (loss)	(1,082)					22	(1,097)	(7)
Total comprehensive loss	(162,826)					(161,722)	(1,097)	(7)
Share-based payment transactions	2,175				2,175
Employee stock options exercised	5,592			5,447	(2,518)					2,663
Issuance of ordinary shares upon Recapitalization, net of issuance costs	103,963			102,237						1,726
Conversion of Perfect common shares as part of the Recapitalization, including listing expense	423,502			446,217						(22,715)
Reclassification adjustment- Credit risks changes in financial instrument	0					(65)		65
Ending balance at Dec. 31, 2022	181,964			554,209	2,220	(385,884)	(407)	0	0	11,826
Net income (loss)	5,416					5,416
Other comprehensive income (loss)	(120)					(4)	(116)
Total comprehensive loss	5,296					5,412	(116)
Share-based payment transactions	3,210				3,210
Shares repurchased and retired	(51,064)			(76,475)	27,235				(190)	(1,634)
Ending balance at Dec. 31, 2023	139,406			477,734	32,665	(380,472)	(523)	0	(190)	10,192
Ownership percentage		100.00%	100.00%
Net income (loss)	5,021					5,021
Other comprehensive income (loss)	(186)					31	(217)
Total comprehensive loss	4,835					5,052	(217)
Share-based payment transactions	2,774				2,774
Shares repurchased and retired	0			(319)	136				190	(7)
Ending balance at Dec. 31, 2024	$ 147,015			$ 477,415	$ 35,575	$ (375,420)	$ (740)	$ 0	$ 0	$ 10,185
Ownership percentage		100.00%	100.00%